Income Taxes (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal
State and local
Total current tax provision
Deferred:
Federal
State and local
Release of valuation allowance					(120,000)
Total deferred tax (benefit) provision			51,000		(120,000)
Total (benefit) provision	$ 197,847		$ 327,364		$ (120,000)